Consolidated Statements of Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets (Excluding Goodwill) [Line Items]
Amortization of intangible assets	$ 498.7	$ 243.8
Impairment of unamortized intangible assets	$ 643.7	$ 190.3	$ 19.9